Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
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Washington, D.C. 20005
WRITER’S DIRECT DIAL NUMBER: (202) 508-4667
July 29, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	PNC Funds: File Nos. 033-00488 and 811-04416 Post-Effective Amendment No. 90 to the Registration Statement
Dear Sir or Madam:
     On behalf of our client, PNC Funds (the “Funds”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is a conformed copy of Post-Effective Amendment No. 90 to the Funds’ Registration Statement under the 1933 Act and Amendment No. 91 under the 1940 Act on Form N-1A (the “Amendment”).
     This Amendment is being filed in connection with the Funds’ annual update. Pursuant to the provisions of Rule 485(a)(1) under the 1933 Act, it is intended that this Amendment become effective on October 1, 2011. No fees are required in connection with this filing.
     Please direct any questions you may have with respect to this filing to me at 202 508-4667.

Sincerely,
/s/ Alyssa Albertelli
Alyssa Albertelli